Changes in and Reclassifications From Accumulated Other Comprehensive Income - AOCI Rollforward (Details) - USD ($) $ in Millions	6 Months Ended			12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2022	Dec. 31, 2020
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance	$ 1,883	$ 2,597	$ 3,185	$ 2,153	$ 2,552
OCI before reclassifications	(14)		(301)	(3,141)	840
Amounts reclassified from AOCI	2		(46)	412	(126)
OCI, before tax	(12)		(347)	(2,729)	714
Income tax benefit (expense)	2		73	573	(150)
OCI, net of tax	(10)	(10)	(274)	(2,156)	564
Ending balance	2,153	2,153	2,597	614	3,185
Accumulated Other Comprehensive Loss
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance	0	1,007	1,281	(10)	717
OCI, net of tax	(10)		(274)	(2,156)	564
Ending balance	(10)	(10)	1,007	(2,166)	1,281
Net Unrealized Gain on Fixed Maturities, AFS
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance	0	1,007	1,282	(10)	717
OCI before reclassifications	(14)		(301)	(3,107)	842
Amounts reclassified from AOCI	2		(47)	412	(127)
OCI, before tax	(12)		(348)	(2,695)	715
Income tax benefit (expense)	2		73	566	(150)
OCI, net of tax	(10)		(275)	(2,129)	565
Ending balance	(10)	(10)	1,007	(2,139)	1,282
Unrealized Losses on Fixed Maturities, AFS for Which an ACL Has Been Recorded
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance			0		0
OCI before reclassifications					(1)
Amounts reclassified from AOCI					1
OCI, before tax					0
Income tax benefit (expense)					0
OCI, net of tax					0
Ending balance					0
Net Gain on Cash Flow Hedging Instruments
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance	0	0	(1)	0	0
OCI before reclassifications	0		0	(34)	(1)
Amounts reclassified from AOCI	0		1	0	0
OCI, before tax	0		1	(34)	(1)
Income tax benefit (expense)	0		0	7	0
OCI, net of tax	0		1	(27)	(1)
Ending balance	$ 0	$ 0	$ 0	$ (27)	$ (1)